Convertible Preferred Stock (Details Narrative)								3 Months Ended	12 Months Ended
	Jul. 27, 2022	Dec. 23, 2021	Jul. 27, 2021 USD ($) shares	Jul. 26, 2021 USD ($) $ / shares shares	Jul. 23, 2021 shares	Jun. 15, 2021 USD ($) shares	Dec. 23, 2020 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 shares
Interest rate		12.00%
Shares capital increased				92,900,000
SharpLink Inc [Member]
Exchange ratio				1.3352
Additional Paid-in Capital [Member]
Shares issued									66,303
Accrued in additional paid in capital | $									$ 324,495
Series A 1 Preferred Stock [Member]
Sale of stock, number of shares issued in transaction										700,989
Preferred stock, shares authorized										54,737
Shares capital increased									66,303
Number of shares exchanged				1,230,956
Number of share exchange value | $				$ 700,989
Number of shares converted									124,810
Series A 1 Preferred Stock [Member] | MTS Merger [Member]
Number of shares converted				1,931,945
8% Redeemable convertible preferred stock [Member]
Temporary equity, par value per share | $ / shares							$ 1,000
Series A Preferred Stock [Member]
Preferred stock, dividend rate, percentage								9.99%	9.99%
Temporary equity, par value per share | $ / shares							$ 100
Debt instrument, convertible, conversion price | $ / shares								$ 21.1693	$ 2.1693
Shares capital increased				800,000
Series A-1 Preferred Stock [Member]
Preferred stock, dividend rate, percentage								9.99%	9.99%
Preferred stock, par value | $ / shares				$ 0.10				$ 0.20	$ 0.20	$ 0.02
Preferred stock, shares authorized				52,502				260,000	260,000	2,600,000
Liquidation preference per share | $ / shares				$ 21.693
Number of share exchange value			369,286
Series A-1 Preferred Stock [Member] | MTS Merger [Member]
Convertible preferred stock, shares issued upon conversion				193,195
Shares, outstanding								6,880			6,630
Series B Preferred Stock [Member]
Preferred stock, dividend rate, percentage				9.99%
Preferred stock, par value | $ / shares				$ 0.10				$ 0.20	$ 0.20	$ 0.02
Sale of stock, consideration received on transaction | $										$ 6,000,000
Sale of stock, number of shares issued in transaction										3,692,862
Preferred stock, shares authorized				276,582				370,000	370,000	3,700,000
Liquidation preference per share | $ / shares				$ 21.693
Shares capital increased				3,700,000					11,566
Number of share exchange value | $				$ 3,692,862
Preferred stock, convertible, conversion price | $ / shares				$ 21.693
Series B Preferred Stock [Member] | MTS Merger [Member]
Number of shares converted				3,568,055
Convertible preferred stock, shares issued upon conversion				356,805
Shares, outstanding								12,481			12,481
Series B Preferred Stock [Member] | Stock Holder [Member]
Liquidation preference per share | $ / shares				$ 2.1693
SeriesB Convertible Preferred Stock [Member]
Preferred stock, par value | $ / shares				$ 0.01
Preferred stock, shares authorized				2,765,824						124,810
Series A 1 Preferred Stock [Member]
Preferred stock, par value | $ / shares				$ 0.02
Shares capital increased				2,600,000
First Tranche [Member]
Stock dividends shares							9,000
Preferred stock, dividend rate, percentage							8.00%
Preferred stock, par value | $ / shares							$ 0.01
Preferred stock, convertible, shares issuable							4,150,000
First Tranche [Member] | 8% Redeemable convertible preferred stock [Member]
Stock issued during period, shares, new issues							2,000
Interest rate									12.00%
First Tranche [Member] | Series A Preferred Stock [Member]
Stock dividends shares							900
Preferred stock, par value | $ / shares							$ 0.10
Preferred stock, convertible, shares issuable							415,000
Stock issued during period, value, new issues | $							$ 2,000,000
First Tranche [Member] | Series A Preferred Stock [Member] | Securities Purchase Agreement [Member]
Stock issued during period, shares, new issues							200
First Tranche [Member] | Convertible Preferred Stock [Member]
Preferred stock, dividend rate, percentage							8.00%
First Tranche [Member] | Series B Preferred Stock [Member]
Preferred stock, dividend rate, percentage				8.00%
First Tranche [Member] | Convertible Preferred Stock Of Eight Percentage [Member]
Preferred stock, dividend rate, percentage							8.00%
Second Tranche [Member] | Series A Preferred Stock [Member]
Sale of stock, consideration received on transaction | $						$ 6,000,000	$ 5,000,000
Sale of stock, number of shares issued in transaction					2,765,824	276,582
Number of shares exchanged				123,096
Second Tranche [Member] | Series A-1 Preferred Stock [Member]
Preferred stock, par value | $ / shares				$ 0.01
Debt instrument, convertible, conversion price | $ / shares				$ 2.1693
Interest rate	12.00%
Line of credit facility, commitment fee percentage						3.00%
Preferred stock, shares authorized				525,016
Liquidation preference per share | $ / shares				$ 2.1693
Preferred stock, convertible, conversion price | $ / shares				$ 21.693
Number of share exchange value			70,099
Second Tranche [Member] | Series B Preferred Stock [Member]
Stock dividends shares							6,000,000
Sale of stock, number of shares issued in transaction					6,000,000	6,000,000
Conversion of stock amount issued | $			$ 6,000,000
First And Second Tranche [Member]
Commitment fee								shall issue preferred stock equal to the greater of either 15% of the aggregate of the First and Second Tranche or 3% of the Company’s issued and outstanding capital	shall issue preferred stock equal to the greater of either 15% of the aggregate of the First and Second Tranche or 3% of the Company’s issued and outstanding capital.